Putnam
Growth and
Income
Fund II

ANNUAL REPORT
November 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "To pursue capital appreciation and income without taking on a high level of risk, we research cheaply priced stocks and select those of companies we believe are implementing positive change that will improve financial performance."

                             --  Anthony I. Kreisel, manager
                                 Putnam Growth and Income Fund II

* "As anyone who's been through a market selloff can attest, dividends really are important. . . . [The] idea that a company is -- or will become -- successful enough that shareholders can regularly take home a portion of its profits is the ultimate reason for investing."

                             -- SmartMoney, November 1997


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Growth and Income Fund II closed the books on its third fiscal year on November 30, 1997. It is satisfying to report another period of solid performance using Putnam's time-tested strategy of providing capital growth and current income potential from a portfolio of carefully selected common stocks.

Some shareholders, in reviewing the fund's fiscal 1997 performance, might note that the results, while commendable in absolute terms, fell somewhat below those of many other equity funds. This circumstance did not come as a surprise to the fund's manager, Anthony Kreisel. He considered his investment decisions appropriate in positioning the portfolio for the economic and market environment he sees emerging in the months ahead.

In the following report, Tony provides an in-depth discussion of the fund's strategy during the fiscal year just ended and then takes a look at prospects as the fund begins fiscal 1998.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 21, 1998



Report from the Fund Manager
Anthony I. Kreisel

The stock market packed more peaks and troughs into the 12 months ended November 30, 1997, than the young Putnam Growth and Income Fund II had experienced in its two previous years of operation. As in those two earlier years, the market ascended to numerous new highs. Unlike 1995 and 1996, though, the records set in 1997 were punctuated by steep drops -- one, the most dramatic on record, by some measures.

Thanks in part to our research team's long experience but especially to the fund's strategy of focusing on cheaply priced stocks of companies with the potential for positive change, your fund sidestepped much of the year's turmoil while generating solid returns. Class A shares returned 22.29% at net asset value for the 12 months ended November 30, 1997 (15.25% with maximum sales charges taken into account). For complete performance information, including results for other share classes and comparative indexes, please see the performance summary that begins on page 8.

* FUND RELIES ON ITS DISCIPLINE IN UNEVEN MARKET

Your fund's focus on bargain stocks gives it a certain measure of resilience during periods of market volatility. There are two reasons for this. First, stocks generally become cheap when investors learn unfavorable news about a company. But the bad news and depressed price make the stock less vulnerable than more highly priced stocks to volatility thereafter. Second, many of these stocks have generous dividend yields, often higher than the market average. This is because even if a company's dividend remains the same, the dividend yield rises if the stock price falls. Not only do dividends add to total return but they also tend to attract investors during market turbulence; thus dividend-paying stocks tend to have a greater degree of price stability than stocks of companies that do not pay dividends.

While designed to provide competitive long-term returns, the fund's strategy occasionally has some drawbacks over shorter periods as we wait for our stock selections to live up to what we see as their potential. For example, in 1997's choppy market, we were able to take advantage of downturns in several sectors, such as basic industries, energy, and technology. As usual, we relied on our research to choose companies that we believed had positioned themselves well for the future but were still facing some short-term difficulties and were available for correspondingly cheaper prices. Examples are the telecommunications utility SBC Communications, Inc., which has grown through mergers and global alliances, and Xerox Corp., a position which we rebuilt this year following a decline in the stock's price that belied the prospects for the company's new color copying technology.

The risk involved with this sort of opportunistic buying is that the stocks can continue to languish for a while. In 1997, of course, the attractively priced stocks we favored could not keep pace with the relatively small group of growth-oriented large companies that were leading the market's gains. As we have discussed in previous reports, though, we continue to favor cheaply priced stocks because of their lower risk profiles. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: HORIZONTAL BAR CHART TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance        15.8%

Oil and gas                  10.1%

Pharmaceuticals               7.7%

Utilities                     7.6%

Food and beverages            6.5%

Footnote reads:
* Based on net assets as of 11/30/97. Holdings will vary over time.


* CORPORATE CHANGE: SUCCESSES AND STRUGGLES

The pursuit of "cheapness and change" often leads us to companies in the midst of an internal or industry-wide reorganization. As a result, it is typical for several holdings to be involved in merger efforts or spinoffs at any given time. While these are the sorts of positive changes we seek, it is important to note that corporate restructurings are difficult managerial challenges. We can point to several companies that have performed admirably, but there are also some cases of companies that have yet to realize the benefits of reorganization or restructuring.

Among the recent examples of positive corporate change are Northrop Grumman Corp. and Bankers Trust New York Corp. Following Northrop's agreement to merge with Lockheed Martin last summer, the new combination now stands as the only large manufacturer of military aircraft in the United States. While the defense aerospace industry suffered overall decline in the wake of Pentagon cutbacks in the early 1990s, the industry has learned over the past few years to cut costs and generate profits in a leaner environment. The combination of Northrop and Lockheed Martin is in a unique position to take advantage of these new efficiencies.

In another classic example of cheapness and change, Bankers Trust has practically reinvented itself in the past few years and has enjoyed excellent stock price appreciation as a result. The company and the stock became tarnished in late 1994, when a number of clients were disappointed over performance of its financial derivative products following the steep climb of interest rates that year. The derivatives, however, were not the company's core revenue source and new management was able to take advantage of the company's other strengths. Management did not cut the company's dividend as many investors had anticipated and instead boldly acquired several smaller banks to expand the range of services it could offer. Now the company's stock attracts more than just bargain hunters.

In a couple of cases, reorganizations have not yet produced the benefits we anticipated. Perhaps most prominent is one of the fund's largest holdings, Pharmacia & Upjohn, Inc. Among the world's leading pharmaceutical companies, it has had disappointing stock performance in 1997. The company holds key advantages we seek -- global distribution capabilities and a promising pipeline of new pharmaceutical products -- but is still struggling to trim its high operating costs. We are encouraged, though, that new management, another indicator of change, can succeed in improving the company.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

PNC Bank Corp.
Insurance and finance

Xerox Corp.
Business equipment and services

Sprint Corp.
Utilities

Pharmacia & Upjohn, Inc.
Pharmaceuticals

IBM Corp.
Computer services and software

Intel Corp.
Electronics and electrical equipment

Hewlett-Packard Co.
Business equipment and services

Kimberly-Clark Corp.
Consumer nondurables

Baxter International, Inc.
Medical supplies and devices

SBC Communications, Inc.
Utilities

Footnote reads:
These holdings represent 18.2% of the fund's net asets as of 11/30/97. Portfolio holdings will vary over time.


* AS ALWAYS, FOCUS REMAINS ON LONG TERM

While 1997 brought a significant change in market conditions, there is no way of knowing whether this is the beginning of a new direction for the market or a short-term phenomenon. That's why, although the fund is young, it relies on a strategy of value investing that has been successful over long periods in the history of equity investing. Buying cheaply priced stocks with the patience to hold on while companies implement positive change is an approach that works in almost any market environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/97, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth and Income Fund II is designed for investors primarily seeking capital growth with current income as a secondary objective potential through common stocks.

TOTAL RETURN FOR PERIODS ENDED 11/30/97

                               Class A          Class B          Class M
(inception date)               (1/5/95)         (1/5/95)         (1/5/95)
                              NAV     POP      NAV    CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      22.29%  15.25%   21.42%  16.42%   21.73%  17.50%
------------------------------------------------------------------------------
Life of fund                99.57   88.11    95.27   92.27    96.74   89.84
Annual average              26.91   24.34    25.96   25.29    26.28   24.74
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/97

                                 S&P 500(registered trademark)     Consumer
                                  Index                           Price Index
------------------------------------------------------------------------------
1 year                            28.50%                             1.83%
------------------------------------------------------------------------------
Life of fund                     121.68                              7.88
Annual average                    31.39                              2.64
------------------------------------------------------------------------------

Class A and class M share performance is shown at public offering price and reflects the current maximum sales charge of 5.75% for class A shares and 3.50% for class M shares. Class B share performance reflects the applicable contingent deferred sales charge, the maximum being 5%, if shares were redeemed on 11/30/97. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: HORIZONTAL WORM CHART GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Plot Points

Date         Fund's Class A         S&P            Consumer
              Share at POP       500 Index       Price Index

1/5/95          9,425             10,000           10,000

3/31/95        10,155             10,973           10,114

6/30/95        10,984             12,019           10,188

9/30/95        11,886             12,973           10,235

12/31/95       12,581             13,754           10,255

3/31/96        13,415             14,493           10,402

6/30/96        13,798             15,142           10,468

9/30/96        14,186             15,610           10,542

12/31/96       15,247             16,910           10,595

3/31/97        15,718             17,365           10,689

6/30/97        17,739             20,393           10,709

9/30/97        19,064             21,921           10,769

11/30/97       18,811             22,168           10,788

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $19,527 ($19,227 with a redemption at the end of the period); a $10,000 investment in the fund's class M shares would have been valued at $19,674 ($18,984 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 11/30/97

                               Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)           4               4               4
------------------------------------------------------------------------------
Income                        $0.205          $0.112          $0.143
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      0.493           0.493           0.493
------------------------------------------------------------------------------
Short-term                     0.253           0.253           0.253
------------------------------------------------------------------------------
  Total                       $0.951          $0.858          $0.889
------------------------------------------------------------------------------
Share value:               NAV     POP         NAV          NAV     POP
------------------------------------------------------------------------------
11/30/96                $13.11  $13.91      $13.03       $13.06  $13.53
------------------------------------------------------------------------------
11/30/97                 14.87   15.78       14.77        14.81   15.35
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1    1.61%   1.52%       0.92%        1.16%   1.12%
------------------------------------------------------------------------------
Current 30-day SEC yield2 1.34    1.27        0.62         0.85    0.82
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                               Class A         Class B         Class M
(inception date)               (1/5/95)        (1/5/95)        (1/5/95)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                     24.86%  17.73%  23.96%  18.96%  24.28%  19.94%
------------------------------------------------------------------------------
Life of fund              101.99   90.39   97.38   94.38   98.99   92.01
Annual average             26.51   24.03   25.53   24.89   25.88   24.38
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge upon redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Stock Index is an index of common stocks frequently used as a general measure of stock market performance. Security indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants
For the fiscal year ended November 30, 1997

To the Trustees and Shareholders of
Putnam Growth and Income Fund II

We have audited the accompanying statement of assets and liabilities of Putnam Growth and Income Fund II, including the portfolio of investments owned, as of November 30, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Growth and Income Fund II as of November 30, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                    Coopers & Lybrand L.L.P.
Boston, Massachusetts
January 12, 1998

Portfolio of investments owned
November 30, 1997


COMMON STOCKS  (97.1%)*
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (2.0%)
------------------------------------------------------------------------------------------------------------
        570,755  Boeing Co.                                                                   $   30,321,359
        172,460  Northrop Grumman Corp.                                                           19,444,865
                                                                                              --------------
                                                                                                  49,766,224

Automotive (2.7%)
------------------------------------------------------------------------------------------------------------
        341,675  Chrysler Corp.                                                                   11,723,723
        482,705  Dana Corp.                                                                       22,566,459
        507,915  Goodyear Tire & Rubber Co. (The)                                                 30,824,092
          7,600  Meritor Automotive, Inc.                                                            170,050
                                                                                              --------------
                                                                                                  65,284,324

Basic Industrial Products (2.6%)
------------------------------------------------------------------------------------------------------------
        431,100  Cooper Industries, Inc.                                                          22,255,538
        285,725  Deere (John) & Co.                                                               15,661,302
        265,190  Minnesota Mining & Manufacturing Co.                                             25,839,451
                                                                                              --------------
                                                                                                  63,756,291

Building and Construction (0.9%)
------------------------------------------------------------------------------------------------------------
        475,575  Masco Corp.                                                                      22,411,472

Business Equipment and Services (5.1%)
------------------------------------------------------------------------------------------------------------
        658,505  Hewlett-Packard Co.                                                              40,209,961
        349,705  Pitney Bowes, Inc.                                                               29,397,076
        706,811  Xerox Corp.                                                                      54,910,380
                                                                                              --------------
                                                                                                 124,517,417

Chemicals (2.6%)
------------------------------------------------------------------------------------------------------------
        364,660  du Pont (E.I.) de Nemours & Co., Ltd.                                            22,084,721
        353,389  Eastman Chemical Co.                                                             21,335,861
        452,690  Witco Chemical Corp.                                                             19,522,256
                                                                                              --------------
                                                                                                  62,942,838

Computer Equipment (0.5%)
------------------------------------------------------------------------------------------------------------
        542,490  Seagate Technology, Inc.+                                                        12,307,742

Computer Services and Software (3.8%)
------------------------------------------------------------------------------------------------------------
        675,975  Computer Associates Intl., Inc.                                                  35,192,948
        397,155  IBM Corp.                                                                        43,513,294
        514,015  NCR Corp.+                                                                       15,163,443
                                                                                              --------------
                                                                                                  93,869,685

Conglomerates (3.1%)
------------------------------------------------------------------------------------------------------------
        340,455  General Motors Corp. Class H                                                     22,810,485
        679,185  Tenneco, Inc.                                                                    29,417,200
        393,320  TRW, Inc.                                                                        22,320,910
         30,442  United Technologies Corp.                                                         2,281,247
                                                                                              --------------
                                                                                                  76,829,842

Consumer Non-Durables (4.6%)
------------------------------------------------------------------------------------------------------------
        298,420  Clorox Co.                                                                       23,164,853
        752,285  Kimberly-Clark Corp.                                                             39,165,838
        724,400  Philip Morris Cos., Inc.                                                         31,511,400
        500,085  RJR Nabisco Holdings Corp.                                                       18,221,847
                                                                                              --------------
                                                                                                 112,063,938

Electronics and Electrical Equipment (4.3%)
------------------------------------------------------------------------------------------------------------
        197,940  Eaton Corp.                                                                      18,692,959
        421,895  Emerson Electric Co.                                                             23,204,225
        519,385  Intel Corp.                                                                      40,317,261
        357,185  Motorola, Inc.                                                                   22,458,007
         11,172  Rockwell International Corp.                                                        544,635
                                                                                              --------------
                                                                                                 105,217,087

Environmental Control (0.9%)
------------------------------------------------------------------------------------------------------------
        621,410  Browning-Ferris Industries, Inc.                                                 22,176,569

Food and Beverages (6.5%)
------------------------------------------------------------------------------------------------------------
        462,055  General Mills, Inc.                                                              34,192,070
        380,985  Heinz (H.J.) Co.                                                                 19,073,062
        658,905  PepsiCo, Inc.                                                                    24,297,122
        509,385  Quaker Oats Co. (The)                                                            26,997,405
        167,690  Ralston-Ralston Purina Group                                                     15,595,170
        398,770  Sara Lee Corp.                                                                   21,084,964
        713,895  Whitman Corp.                                                                    18,784,363
                                                                                              --------------
                                                                                                 160,024,156

Forest Products (2.6%)
------------------------------------------------------------------------------------------------------------
        615,760  Boise Cascade Corp.                                                              20,743,415
        142,705  Temple Inland, Inc.                                                               8,152,023
        370,765  Weyerhaeuser Co.                                                                 19,581,026
        414,900  Willamette Industries, Inc.                                                      14,573,363
                                                                                              --------------
                                                                                                  63,049,827

Insurance and Finance (15.8%)
------------------------------------------------------------------------------------------------------------
        416,925  Ahmanson (H.F.) & Co.                                                            24,807,038
        497,920  American General Corp.                                                           26,825,440
        437,965  AON Corp.                                                                        23,184,772
        457,560  Banc One Corp.                                                                   23,507,145
        139,600  BankBoston Corp.                                                                 12,441,850
        243,235  Bankers Trust New York Corp.                                                     28,838,550
        169,340  Beneficial Corp.                                                                 13,145,018
        126,601  CIGNA Corp.                                                                      21,174,017
        249,290  First Chicago NBD Corp.                                                          19,506,943
        116,380  First Tennessee National Corp.                                                    6,917,336
        227,665  Mercantile Bancorpation, Inc.                                                    11,838,580
        216,810  Morgan (J.P.) & Co., Inc.                                                        24,756,992
      1,124,670  PNC Bank Corp.                                                                   60,521,304
        252,600  Regions Financial Corp.                                                           9,756,676
        329,785  Summit Bancorp                                                                   15,376,226
        143,730  SunTrust Banks, Inc.                                                             10,204,830
        224,630  Union Planters Corp.                                                             13,870,903
      1,007,310  USF&G Corp.                                                                      20,335,071
        176,475  Washington Mutual, Inc.                                                          12,198,835
         22,500  Wells Fargo & Co.                                                                 6,913,125
                                                                                              --------------
                                                                                                 386,120,651

Medical Supplies and Devices (1.6%)
------------------------------------------------------------------------------------------------------------
        764,070  Baxter International, Inc.                                                       38,681,044

Oil and Gas (10.1%)
------------------------------------------------------------------------------------------------------------
        315,795  Amoco Corp.                                                                      28,421,550
        314,200  Atlantic Richfield Co.                                                           25,607,300
        275,031  British Petroleum PLC ADR (United Kingdom)                                       22,827,573
        314,764  Coastal Corp.                                                                    18,433,367
        600,620  Elf Aquitane ADR (France)                                                        34,385,495
        177,400  Enron Corp.                                                                       6,874,250
        376,028  Exxon Corp.                                                                      22,937,708
        203,000  Kerr-McGee Corp.                                                                 13,461,438
        329,240  Mobil Corp.                                                                      23,684,703
        687,740  Occidental Petroleum Corp.                                                       20,417,281
        532,955  Tosco Corp.                                                                      17,354,347
        340,415  YPF S.A. ADR (Argentina)                                                         11,425,178
                                                                                              --------------
                                                                                                 245,830,190

Packaging and Containers (1.3%)
------------------------------------------------------------------------------------------------------------
        939,830  Owens-Illinois, Inc.+                                                            31,836,741

Pharmaceuticals (7.7%)
------------------------------------------------------------------------------------------------------------
        443,707  American Home Products Corp.                                                     31,004,027
        389,760  Bristol-Myers Squibb Co.                                                         36,491,280
        263,713  Glaxo Wellcome PLC ADR (United Kingdom)                                          12,048,388
        440,725  Johnson & Johnson                                                                27,738,130
        366,700  Merck & Co., Inc.                                                                34,676,069
      1,347,595  Pharmacia & Upjohn, Inc.                                                         45,481,331
                                                                                              --------------
                                                                                                 187,439,225

Photography (2.1%)
------------------------------------------------------------------------------------------------------------
        421,695  Eastman Kodak Co.                                                                25,565,259
        611,655  Polaroid Corp.                                                                   25,995,338
                                                                                              --------------
                                                                                                  51,560,597

Publishing (1.2%)
------------------------------------------------------------------------------------------------------------
        263,200  McGraw-Hill, Inc.                                                                18,012,750
        186,300  Times Mirror Co. Class A                                                         11,061,563
                                                                                              --------------
                                                                                                  29,074,313

Retail (3.6%)
------------------------------------------------------------------------------------------------------------
      1,834,510  K mart Corp.+                                                                    23,046,032
        640,800  Lowe's Cos., Inc.                                                                29,436,750
        221,205  May Department Stores Co.                                                        11,889,769
        704,130  Toys R Us, Inc.                                                                  24,028,436
                                                                                              --------------
                                                                                                  88,400,987

Transportation (3.9%)
------------------------------------------------------------------------------------------------------------
        264,410  Canadian National Railway Co. (Canada)                                           13,666,692
        184,975  Delta Air Lines, Inc.                                                            20,613,152
        602,460  Norfolk Southern Corp.                                                           19,165,759
        467,180  Ryder System, Inc.                                                               16,964,474
        433,610  Union Pacific Corp.                                                              26,016,600
                                                                                              --------------
                                                                                                  96,426,677

Utilities (7.6%)
------------------------------------------------------------------------------------------------------------
        384,135  American Telephone & Telegraph Co.                                               21,463,543
        301,415  Bell Atlantic Corp.                                                              26,901,289
        523,145  BellSouth Corp.                                                                  28,642,189
        513,110  SBC Communications, Inc.                                                         37,360,822
        781,240  Sprint Corp.                                                                     45,751,368
        558,440  US West Communications, Inc.                                                     25,234,498
                                                                                              --------------
                                                                                                 185,353,709
                                                                                              --------------
                 Total Common Stocks  (cost $2,059,020,524)                                   $2,374,941,546

CONVERTIBLE PREFERRED STOCKS (0.8%)* (cost $15,719,861)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        125,730  Case Corp. Ser. A, $4.50 cum. cv. pfd.                                       $   18,521,601

SHORT-TERM INVESTMENTS (2.3%) * (cost $57,174,145)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $57,147,000   Interest in $607,352,000 joint repurchase agreement
                   dated November 28, 1997, with UBS Securities, due
                   December 1, 1997, with respect to various U.S. Treasury
                   obligations--maturity value of $57,174,145 for an
                   effective yield of 5.70%                                                   $   57,174,145
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,131,914,530)***                                   $2,450,637,292
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $2,445,451,456.

  + Non-income-producing security.

*** The aggregate identified cost on a tax basis is $2,134,567,783, resulting in gross unrealized appreciation and depreciation of $361,093,550 and $45,024,041, respectively, or net unrealized appreciation of $316,069,509.

    ADR after the name of a foreign holding stands for American
    Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

    The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
November 30, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,131,914,530) (Note 1)                                            $2,450,637,292
---------------------------------------------------------------------------------------------------
Cash                                                                                        134,755
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                           4,614,109
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    4,918,073
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           18,741,095
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   56,225
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,479,101,549

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         26,098,172
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,115,905
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,110,207
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  342,877
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               21,884
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,655
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,614,415
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      342,978
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        33,650,093
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,445,451,456

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,913,109,909
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                   213,618,785
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                   318,722,762
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,445,451,456

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,051,276,067 divided by 70,680,261 shares)                                                $14.87
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.87)*                                      $15.78
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,242,816,744 divided by 84,165,994 shares)**                                              $14.77
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($151,358,645 divided by 10,220,112 shares)                                                  $14.81
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.81)*                                      $15.35
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Year ended November 30, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $247,306)                                            $ 44,910,375
--------------------------------------------------------------------------------------------------
Interest                                                                                 2,546,812
--------------------------------------------------------------------------------------------------
Total investment income                                                                 47,457,187

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        10,743,729
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           3,520,821
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           51,685
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            22,180
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,129,989
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   10,196,070
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      942,676
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              10,049
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     41,003
--------------------------------------------------------------------------------------------------
Registration fees                                                                          207,936
--------------------------------------------------------------------------------------------------
Auditing                                                                                    53,060
--------------------------------------------------------------------------------------------------
Postage                                                                                    262,611
--------------------------------------------------------------------------------------------------
Other                                                                                       92,446
--------------------------------------------------------------------------------------------------
Total expenses                                                                          28,274,255
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (583,955)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            27,690,300
--------------------------------------------------------------------------------------------------
Net investment income                                                                   19,766,887
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       220,726,778
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                             144,052,724
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                364,779,502
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $384,546,389
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

----------------------------------------------------------------------------------------------------------------------
                                                                                             Year ended November 30
                                                                                      --------------------------------
                                                                                              1997              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   19,766,887     $   14,743,055
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        220,726,778         80,045,414
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              144,052,724        135,233,459
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    384,546,389        230,021,928
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (12,425,842)        (7,210,359)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (8,358,230)        (5,423,325)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (1,304,870)          (800,684)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (36,557,662)        (7,801,899)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (44,191,902)        (8,303,604)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (5,533,255)        (1,049,659)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       673,059,214        753,262,427
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            949,233,842        952,694,825

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     1,496,217,614        543,522,789
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $-- and $2,320,728, respectively)                                          $2,445,451,456     $1,496,217,614
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Jan. 5, 1995+
operating performance                                                                 Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                              $    13.11         $  11.01         $   8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .19(d)           .23              .15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.52             2.41             2.45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                                  2.71             2.64             2.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.20)            (.21)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.95)            (.54)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                    $    14.87         $  13.11         $  11.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             22.29            24.95            30.62*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                   $1,051,276         $637,204         $250,328
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.00             1.09             1.35*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              1.40             1.92             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                    $    .0464         $  .0493
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Jan. 5, 1995+
operating performance                                                                 Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                              $    13.03         $  10.96         $   8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .09(d)           .15              .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.51             2.39             2.42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                                  2.60             2.54             2.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.11)            (.14)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.86)            (.47)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                    $    14.77         $  13.03         $  10.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             21.42            23.98            29.72*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                   $1,242,817         $763,438         $259,789
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.75             1.84             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .65             1.17             1.36*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                    $    .0464         $  .0493
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Jan. 5, 1995+
operating performance                                                                 Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                $  13.06          $ 10.98          $  8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .13(d)           .18              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.51             2.39             2.43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                                  2.64             2.57             2.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.14)            (.16)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.89)            (.49)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                      $  14.81          $ 13.06          $ 10.98
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             21.73            24.28            30.04*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $151,359          $95,576          $33,406
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.50             1.59             1.80*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .90             1.42             1.58*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                      $  .0464          $ .0493
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
November 30, 1997

Note 1
Significant accounting policies

Putnam Growth and Income Fund II, the ("fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended November 30, 1997, the fund had no borrowings against the line credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions and non-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November
30, 1997, the fund reclassified $1,327 to increase undistributed net investment income and $42,284 to decrease paid-in-capital, with an increase to accumulated net realized gain on investments of $40,957. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $74,298. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1997, fund expenses were reduced by $583,955 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustees fee, of which $2,040 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,390,662 and $103,238 from the sale of class A and class M shares, respectively and $1,466,211 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $6,406 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended November 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,996,464,801 and $1,444,371,997, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                         November 30 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      31,912,148     $434,634,472
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,784,210       46,863,432
------------------------------------------------------------
                                 35,696,358      481,497,904

Shares
repurchased                     (13,613,217)    (185,945,372)
------------------------------------------------------------
Net increase                     22,083,141     $295,552,532
------------------------------------------------------------

                                            Year ended
                                         November 30 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      30,647,039     $357,129,920
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,271,731       14,216,349
------------------------------------------------------------
                                 31,918,770      371,346,269

Shares
repurchased                      (6,063,890)     (71,076,075)
------------------------------------------------------------
Net increase                     25,854,880     $300,270,194
------------------------------------------------------------

                                            Year ended
                                         November 30 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      30,995,406     $418,909,565
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,093,460       49,913,988
------------------------------------------------------------
                                 35,088,866      468,823,553

Shares
repurchased                      (9,505,745)    (129,716,865)
------------------------------------------------------------
Net increase                     25,583,121     $339,106,688
------------------------------------------------------------

                                            Year ended
                                         November 30 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      39,226,124     $454,975,416
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,170,898       12,989,000
------------------------------------------------------------
                                 40,397,022      467,964,416

Shares
repurchased                      (5,524,455)     (64,550,693)
------------------------------------------------------------
Net increase                     34,872,567     $403,413,723
------------------------------------------------------------

                                            Year ended
                                         November 30 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,870,639     $ 52,464,122
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       525,237        6,444,001
------------------------------------------------------------
                                  4,395,876       58,908,123

Shares
repurchased                      (1,492,876)     (20,508,129)
------------------------------------------------------------
Net increase                      2,903,000     $ 38,399,994
------------------------------------------------------------

                                            Year ended
                                         November 30 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,835,305     $ 56,263,450
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       157,977        1,757,844
------------------------------------------------------------
                                  4,993,282       58,021,294

Shares
repurchased                        (719,633)      (8,442,784)
------------------------------------------------------------
Net increase                      4,273,649     $ 49,578,510
------------------------------------------------------------

Federal tax information

(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund hereby designates $146,307,845 as capital gain for its taxable year ended November 30, 1997.

The fund has designated 37.74% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Growth and Income Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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AN023-36872                 1/98